UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Daruma Asset Management Inc.
Address: 80 West 40th Street
         9th Floor
         New York, New York  10018

13F File Number:  028-03917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Veronica T. Stork
Title:     Chief Compliance Officer
Phone:     212-869-4000

Signature, Place, and Date of Signing:

 /s/ Veronica T. Stork     New York, New York     May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $1,682,130 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109    50653  3450510 SH       SOLE                  1395160        0  2055350
ADVANTAGE OIL & GAS LTD        COM              00765F101    28534  8517630 SH       SOLE                  3328440        0  5189190
AIR METHODS CORP               COM PAR $.06     009128307    41532   476010 SH       SOLE                   194480        0   281530
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    42558  2563761 SH       SOLE                  1044160        0  1519601
AMERIGROUP CORP                COM              03073T102    43729   649960 SH       SOLE                   288350        0   361610
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    45661   936260 SH       SOLE                   425640        0   510620
ASSURED GUARANTY LTD           COM              G0585R106     2565   155270 SH       SOLE                   155270        0        0
ATMEL CORP                     COM              049513104     3075   311710 SH       SOLE                   311710        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    57018  1219640 SH       SOLE                   632390        0   587250
BRADY CORP                     CL A             104674106    49002  1514730 SH       SOLE                   617390        0   897340
BRUNSWICK CORP                 COM              117043109     3300   128140 SH       SOLE                   128140        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108    65872  5563520 SH       SOLE                  2454100        0  3109420
CERNER CORP                    COM              156782104     3209    42130 SH       SOLE                    42130        0        0
CIENA CORP                     COM NEW          171779309    49824  3077480 SH       SOLE                  1236330        0  1841150
COSTAR GROUP INC               COM              22160N109    58110   841570 SH       SOLE                   343490        0   498080
DUN & BRADSTREET CORP DEL NE   COM              26483E100     2390    28210 SH       SOLE                    28210        0        0
HEALTHSOUTH CORP               COM NEW          421924309    59081  2884830 SH       SOLE                  1270901        0  1613929
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     3906   259735 SH       SOLE                   259735        0        0
HILL ROM HLDGS INC             COM              431475102    35396  1059444 SH       SOLE                   428080        0   631364
INTEGRATED DEVICE TECHNOLOGY   COM              458118106    48179  6738260 SH       SOLE                  2975000        0  3763260
INTERFACE INC                  CL A             458665106    48557  3480810 SH       SOLE                  1416870        0  2063940
KNOLL INC                      COM NEW          498904200    48090  2890030 SH       SOLE                  1177080        0  1712950
LIFE TECHNOLOGIES CORP         COM              53217V109     3020    61850 SH       SOLE                    61850        0        0
LIFE TIME FITNESS INC          COM              53217R207    62862  1243060 SH       SOLE                   503550        0   739510
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107    66275  2639390 SH       SOLE                  1077640        0  1561750
MAXIMUS INC                    COM              577933104    48432  1190860 SH       SOLE                   532020        0   658840
MEDNAX INC                     COM              58502B106     4317    58050 SH       SOLE                    58050        0        0
PALL CORP                      COM              696429307     3039    50960 SH       SOLE                    50960        0        0
PINNACLE ENTMT INC             COM              723456109    41325  3590364 SH       SOLE                  1726340        0  1864024
PLEXUS CORP                    COM              729132100    54497  1557500 SH       SOLE                   633880        0   923620
POLYCOM INC                    COM              73172K104     2687   140910 SH       SOLE                   140910        0        0
PROGRESS SOFTWARE CORP         COM              743312100    54613  2312139 SH       SOLE                   941550        0  1370589
QEP RES INC                    COM              74733V100     3700   121320 SH       SOLE                   121320        0        0
REGAL BELOIT CORP              COM              758750103     4418    67400 SH       SOLE                    67400        0        0
RF MICRODEVICES INC            COM              749941100     2221   445930 SH       SOLE                   445930        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     3340   118960 SH       SOLE                   118960        0        0
ROGERS CORP                    COM              775133101    33737   870630 SH       SOLE                   368250        0   502380
ROVI CORP                      COM              779376102    52907  1625410 SH       SOLE                   719610        0   905800
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3364   114320 SH       SOLE                   114320        0        0
SEMTECH CORP                   COM              816850101    55447  1948260 SH       SOLE                   793980        0  1154280
SHUTTERFLY INC                 COM              82568P304    64743  2066480 SH       SOLE                   919020        0  1147460
SOTHEBYS                       COM              835898107    40779  1036580 SH       SOLE                   462740        0   573840
UNITED STATIONERS INC          COM              913004107    43263  1394220 SH       SOLE                   614690        0   779530
VALEANT PHARMACEUTICALS INTL   COM              91911K102     4852    90372 SH       SOLE                    90372        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    51150  1652650 SH       SOLE                   647710        0  1004940
VERA BRADLEY INC               COM              92335C106    44710  1480960 SH       SOLE                   623580        0   857380
VERISIGN INC                   COM              92343E102     4578   119380 SH       SOLE                   119380        0        0
WABTEC CORP                    COM              929740108    65392   867610 SH       SOLE                   353470        0   514140
WRIGHT EXPRESS CORP            COM              98233Q105    72221  1115720 SH       SOLE                   493600        0   622120